Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1 TO THE FORM S-1
Document Period End Date	Dec. 31, 2013
Trading Symbol	EBSB
Entity Registrant Name	Meridian Bancorp, Inc.
Entity Central Index Key	0001600125
Entity Filer Category	Accelerated Filer